Statement of Changes in Shareholders' Equity (Parentheticals) - Class A Ordinary Shares - CIK0001816090 FTAC Olympus Acquisition Corp.	7 Months Ended
Dec. 31, 2020 shares
Sale of units	75,474,376
Placement units	2,170,000